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               PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.
                              Gateway Center Three
                               100 Mulberry Street
                            Newark, New Jersey 07102

                                  May 30, 2002

VIA EDGAR
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Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re: Prudential Institutional Liquidity Portfolio, Inc.
             1933 Act File No.: 33-17224
             1940 Act File No.: 811-5336

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the prospectuses and statement of additional information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A, which was electronically filed with the Commission on May 28, 2002.

         If you have any questions concerning this filing, please contact Jonathan D. Shain at (973) 802-6469.

                                                Very truly yours,


                                                /s/ Jonathan D. Shain
                                                ---------------------
                                                Jonathan D. Shain
                                                Secretary